Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Corporate Income Fund- Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	970
T. Rowe Price Corporate Income Fund- I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	641
T. Rowe Price Corporate Income Fund- Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0